Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Beginning balance	R$ 2,758	R$ 7,291
Remeasurements and new contracts	959	811
Additions due to acquisitions	1,867	0
Lease termination	(800)	(2,183)
Interest	356	725	R$ 798
Interest paid	(313)	(741)
Lease payments	(569)	(3,145)	(2,260)
Ending balance	R$ 4,258	R$ 2,758	R$ 7,291